Equity (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Disclosure of classes of share capital
Changes in the Group's equity were as follows:

	Quantity		In US$ (thousands)
	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2026	2,745,232,339	29,892,575	(27,817)	(4,133,458)
Equity issuance - February[1]	620,475,660	—	(6,203)	(379,106)
Equity issuance - March[1]	465,356,730	—	(4,654)	(289,911)
Equity-settled share-based payment	1,661,490	—	(17)	(3,350)
Debt-to-equity conversion - Snita Term Loan Facility[2]	600,429,000	—	(6,004)	(335,253)
Debt-to-equity conversion - Geely Term Loan Facility[2]	465,356,760	—	(4,654)	(295,346)
Cancellation of surplus shares[3]	(679)	(5)	—	—
Balance as of June 30, 2026	4,898,511,300	29,892,570	(49,349)	(5,436,424)

Balance as of January 1, 2025	2,060,461,997	49,892,575	(21,169)	(3,625,027)
Securities Purchase Agreement	—	—	—	(200,000)
Equity-settled share-based payment	8,937,392	—	(89)	(5,406)
Related party capital contribution	—	—	—	(15,265)
Balance as of June 30, 2025	2,069,399,389	49,892,575	(21,258)	(3,845,698)
1 - Refer to Equity issuances below for further information.
2 - Refer to Related party debt-to-equity conversions below for further information.
3 - Related to surplus ordinary shares resulting from the prior year ADS ratio change being transferred to the Company for no consideration and cancelled.